INTANGIBLE ASSETS AND GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Intangible Assets
Amortization of intangible assets	$ 1,188	$ 1,900
Estimated amortization of intangible assets for 2016	454
Estimated amortization of intangible assets for 2017	340
Goodwill
Cost	11,927
Net Book Value	11,927	11,927
Customer Relationships [Member]
Intangible Assets
Amortization of intangible assets		598
Infrastructure Systems and Computer Software [Member]
Intangible Assets
Cost	6,639
Accumulated Amortization	5,845
Net Book Value	$ 794	$ 1,635